Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial instruments
Financial Assets	£ 702,601	£ 720,053
Assets	702,601	720,053
Cash and balances at central banks
Financial instruments
Financial Assets	123,022	144,832
Trading assets
Financial instruments
Financial Assets	48,893	45,577
Derivatives
Financial instruments
Financial Assets	81,873	99,545
Net hedging derivative assets	103	143
Settlement balances
Financial instruments
Financial Assets	11,298	2,572
Loans to banks - amortised cost
Financial instruments
Financial Assets	7,338	7,139
Loans to customers - amortised cost
Financial instruments
Financial Assets	373,885	366,340
Items in course of collection from other banks	140	229
Other financial assets
Financial instruments
Financial Assets	35,516	30,895
Intangible assets other than goodwill
Financial instruments
Financial Assets	7,453	7,116
Other assets
Financial instruments
Financial Assets	8,748	9,176
Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	4,575	6,861
MVFTPL
Financial instruments
Financial Assets	131,480	145,909
MVFTPL | Trading assets
Financial instruments
Financial Assets	48,893	45,577
MVFTPL | Derivatives
Financial instruments
Financial Assets	81,873	99,545
MVFTPL | Other financial assets
Financial instruments
Financial Assets	714	787
Financial assets at fair value through other comprehensive income, category [member]
Financial instruments
Financial Assets	18,176	16,973
Financial assets at fair value through other comprehensive income, category [member] | Other financial assets
Financial instruments
Financial Assets	18,176	16,973
Amortised cost
Financial instruments
Financial Assets	532,169	534,018
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	123,022	144,832
Amortised cost | Settlement balances
Financial instruments
Financial Assets	11,298	2,572
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	7,338	7,139
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	373,885	366,340
Amortised cost | Other financial assets
Financial instruments
Financial Assets	16,626	13,135
Other assets
Financial instruments
Financial Assets	20,776	23,153
Other assets | Intangible assets other than goodwill
Financial instruments
Financial Assets	7,453	7,116
Other assets | Other assets
Financial instruments
Financial Assets	8,748	9,176
Other assets | Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	£ 4,575	£ 6,861